Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings (Loss) Per Share [Abstract]
Schedule of Earnings (Loss) Per Share
	2024	2023	2022
Net income (loss) attributable to Company shareholders	1,766,870	(198,869)	2,997,488
Weighted average common shares	2,218,116	2,218,116	2,254,345
Weighted average - treasury shares	—	—	(23,933)
Weighted average - common shares outstanding	2,218,116	2,218,116	2,230,412

Basic and diluted earnings (loss) per share - (US$)	0.80	(0.09)	1.34